Loans and Borrowings - Narrative (Details)		12 Months Ended
	Aug. 29, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Sep. 04, 2019 CAD ($)	Sep. 03, 2019 CAD ($)	Jun. 28, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 141,244,000	$ 11,683,000						$ 351,000
Gain on debt modification		1,886,000	$ 0
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 200,000,000.0			$ 360,000,000.0	$ 200,000,000.0
Facility A
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	50,000,000.0
Borrowings		1,600,000
Facility B
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 150,000,000.0
Borrowings		146,200,000
Gain on debt modification		$ 1,900,000
Covenant, cash ratio, minimum						1.25
Covenant, equity ratio, maximum						0.25
Facility B | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term	28 days
Facility B | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term	182 days
Facility B | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.37%	5.90%
Facility B | Average Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.22%
Effective September 30, 2020 | Facility B
Disclosure of detailed information about borrowings [line items]
Covenant, fixed charge ratio, minimum						1.25
Covenant, debt to EBITDA ratio, maximum						4.00